Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Commitments and contingencies
21.	Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at June 30, 2022, were €2,627 thousand (December 31, 2021: €2,261 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under EPC contracts entered into with its customers (inventory).

32. Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant
expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at December 31, 2021 were €2,261 thousand (December 31, 2020: €4,354 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under EPC contracts entered into with its customers (inventory).